Share-based compensation (Details Narrative)	1 Months Ended		6 Months Ended			12 Months Ended
	Apr. 30, 2024 shares	Mar. 31, 2023 $ / shares shares	Jun. 30, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Jun. 30, 2023 EUR (€) € / shares shares	Dec. 31, 2023 € / shares shares	Jan. 01, 2023 shares	Dec. 31, 2022 shares
Number of options granted			439,140	586,923		586,923	540,523	540,523
Number of options available for grant			1,389,846	1,234,772		1,234,772	1,281,162
Number of stock options awarded						46,400
Number of shares expired	147,783
Fair value of options granted | €			€ 232,768	€ 324,451	€ 415,433
Unrecognized expense | €			747,043		€ 1,471,743
Weighted average fair value | €			€ 0
Weighted average fair value of options granted | € / shares			€ 5.30
Weighted average shares			18,256,622		18,216,858
Common stock par value | € / shares			€ 0	€ 0	€ 0	€ 0
Director [Member]
Number of stock options awarded		46,400
Exercise price per share | $ / shares		$ 5.62